Promissory Notes - Schedule of Promissory Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Principal	$ 57,811	$ 565
Carrying Amount	58,121	568
Less: Current portion	(58,121)	(568)
Payable due beyond one year	$ 0	0
Convertible Debenture Due In June 2021 - YA II PN
Short-term Debt [Line Items]
Interest rate	4.00%
Principal	$ 57,500	0
Carrying Amount	57,809	0
Vendor Notes Payable
Short-term Debt [Line Items]
Principal	0	105
Carrying Amount	$ 0	105
Vendor Notes Payable | Minimum
Short-term Debt [Line Items]
Interest rate	0.25%
Vendor Notes Payable | Maximum
Short-term Debt [Line Items]
Interest rate	4.00%
Small Business Association Paycheck Protection Program
Short-term Debt [Line Items]
Interest rate	1.00%
Principal	$ 311	460
Carrying Amount	$ 312	$ 463